SUPPLEMENT TO FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
DECEMBER 29, 1999 PROSPECTUS

On February 17, 2000, the Board of Trustees of Fidelity Europe Fund and Fidelity Europe Capital Appreciation Fund authorized elimination of each fund's 3.00% front-end sales charge. Beginning March 1, 2000, purchases of shares of the funds will not be subject to a sales charge.

In addition, on February 17, 2000, the Board of Trustees of Fidelity Europe Fund and Fidelity Europe Capital Appreciation Fund authorized the reduction of each fund's redemption fee period from 90 days to 30 days. Redemptions after February 29, 2000, of shares held less than 30 days will be subject to a redemption fee of 1.00% of the amount redeemed.

On February 17, 2000, the Board of Trustees of Fidelity Pacific Basin Fund approved increasing the redemption fee from 1.00% to 1.50%. Redemptions after May 31, 2000 of shares held less than 90 days will be subject to a redemption fee of 1.50% of the amount redeemed.

The following information replaces similar information found under the heading "Average Annual Returns" found in the "Performance" section on page P-12.

The returns in the following table include the effect of each fund's 3.00% maximum applicable front-end sales charge, which has been eliminated effective March 1, 2000, for Europe Fund and Europe Capital Appreciation Fund.

The following information replaces similar information found in the "Fee Table" section on page P-13.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)    3.00%A
on purchases (as a % of
offering price) for Canada
Fund, Emerging Markets Fund,
Hong Kong and China Fund,
Japan Fund, Japan Smaller
Companies Fund, Latin
America Fund, Nordic Fund,
Pacific Basin Fund, and
Southeast Asia Fund only

Sales charge (load) on         None
reinvested distributions

Deferred sales charge (load)   None
on redemptions

Redemption fee on shares held  1.50%
less than 90 days (as a % of
amount redeemed) for Canada
Fund, Emerging Markets Fund,
Hong Kong and China Fund,
Japan Fund, Japan Smaller
Companies Fund, Latin
America Fund, Nordic Fund,
and Southeast Asia Fund only

Redemption fee on shares held  1.50%
less than 90 days that are
redeemed after May 31, 2000
(as a % of amount redeemed)
for Pacific Basin Fund only

Redemption fee on shares held  1.00%
less than 90 days that are
redeemed on or before May
31, 2000 (as a % of amount
redeemed) for Pacific Basin
Fund only

Redemption fee on shares held  1.00%
less than 30 days (as a % of
amount redeemed) for Europe
Fund and Europe Capital
Appreciation Fund only

Annual account maintenance     $ 12.00
fee (for accounts under
$2,500)

A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER $250,000.

The following information replaces similar information found in the "Fee Table" section on page P-15.

EUROPE FUND                  1 year    $ 98

                             3 years   $ 306

                             5 years   $ 531

                             10 years  $ 1,178

EUROPE CAPITAL APPRECIATION  1 year    $ 109
FUND

                             3 years   $ 340

                             5 years   $ 590

                             10 years  $ 1,306

The following information replaces the first three paragraphs under the heading "Buying Shares" found in the "Buying and Selling Shares" section on page P-23.

The price to buy one share of Europe Fund or Europe Capital Appreciation Fund is the fund's NAV. Each fund's shares are sold without a sales charge. The price to buy one share of Canada Fund, Emerging Markets Fund, Hong Kong and China Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, or Southeast Asia Fund is the fund's offering price or the fund's NAV, depending on whether you pay a sales charge.

If you pay a sales charge, your price will be the fund's offering price. When you buy shares of a fund at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund. If you qualify for a sales charge waiver, your price will be the fund's NAV.

The offering price of Canada Fund, Emerging Markets Fund, Hong Kong and China Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, or Southeast Asia Fund is the fund's NAV divided by the difference between one and the applicable sales charge percentage. The maximum sales charge is 3.00% of the offering price.

The following information replaces the second paragraph under the heading "Selling Shares" found in the "Buying and Selling Shares" section on page P-25.

Canada Fund, Emerging Markets Fund, Hong Kong and China Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, and Southeast Asia Fund will deduct a short-term trading fee of 1.50% from the redemption amount if you sell your shares after holding them less than 90 days. Europe Fund and Europe Capital Appreciation Fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares after holding them less than 30 days. Pacific Basin Fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares on or before May 31, 2000 after holding them less than 90 days, and will deduct a short-term trading fee of 1.50% from the redemption amount if you sell your shares after May 31, 2000 after holding them less than 90 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

The following information replaces similar information under the heading "Features" found in the "Account Features and Policies" section on page P-27.

PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR
ACCOUNT TO YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY                    PROCEDURES

Monthly                      (small solid bullet) To set
                             up, call 1-800-544-6666.

                             (small solid bullet) To make
                             changes, call Fidelity at
                             1-800-544-6666 at least
                             three business days prior to
                             your next scheduled
                             withdrawal date.

                             (small solid bullet) Because
                             of Canada Fund's, Emerging
                             Markets Fund's, Hong Kong
                             and China Fund's, Japan
                             Fund's, Japan Smaller
                             Companies Fund's, Latin
                             America Fund's, Nordic
                             Fund's, Pacific Basin
                             Fund's, and Southeast Asia
                             Fund's front-end sales
                             charge, you may not want to
                             set up a systematic
                             withdrawal program when you
                             are buying Canada Fund's,
                             Emerging Markets Fund's,
                             Hong Kong and China Fund's,
                             Japan Fund's, Japan Smaller
                             Companies Fund's, Latin
                             America Fund's, Nordic
                             Fund's, Pacific Basin
                             Fund's, or Southeast Asia
                             Fund's shares on a regular
                             basis.

   The following information replaces similar information found in the "Fund Management" section on page P-30.

   Effective April 2000, Ian Hart is manager of Europe Capital
Appreciation Fund, which he has managed since April 2000. Mr. Hart joined Fidelity in 1994 as an equity research analyst covering the European retail and diversified industrial sectors.

   Effective April 2000,     Patricia Satterthwaite is vice president
and lead manager of Latin America Fund, and vice president and manager of Emerging Markets Fund, which she has managed since April 1993 and April 2000, respectively. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Satterthwaite has worked as an analyst and manager.

Effective April 1, 2000, the following information replaces similar information found in the "Fund Management" section on page P-30.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for each fund. As of September 28, 1999, FIIA(U.K.)L had approximately $2.6 billion in discretionary assets under management. Currently, FIIA(U.K.)L is primarily responsible for choosing investments for Europe Fund and Nordic Fund. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Canada Fund, Emerging Markets Fund, Europe Capital Appreciation Fund, Hong Kong and China Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund.

The following information replaces similar information found in the "Fund Distribution" section on page P-32.

FDC distributes each fund's shares.

You may pay a sales charge when you buy your shares of Canada Fund, Emerging Markets Fund, Hong Kong and China Fund, Japan Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, Pacific Basin Fund, and Southeast Asia Fund.

FDC collects the sales charge.

Canada Fund's, Emerging Markets Fund's, Hong Kong and China Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's sales charge may be reduced if you buy directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE  AS AN APPROXIMATE % OF NET
                                              AMOUNT INVESTED

$0 - 249,999        3.00%                     3.09%

$250,000 - 499,999  2.00%                     2.04%

$500,000 - 999,999  1.00%                     1.01%

$1,000,000 OR MORE  NONE                      NONE

FDC may pay a portion of sales charge proceeds to securities dealers who have sold Canada Fund's, Emerging Markets Fund's, Hong Kong and China Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, or Southeast Asia Fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.

The following information replaces similar information found in the "Fund Distribution" section on page P-32.

Canada Fund's, Emerging Markets Fund's, Hong Kong and China Fund's, Japan Fund's, Japan Smaller Companies Fund's, Latin America Fund's, Nordic Fund's, Pacific Basin Fund's, and Southeast Asia Fund's sales charge will not apply: